RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
The Condensed Consolidated Balance Sheets include the following amounts due from and to related parties and associated companies.

(in thousands of $)	June 30, 2024	December 31, 2023
Amounts due from:
Frontline plc	4,337	2,907
Seatankers	388	411
Golden Ocean	3,750	—
Sloane Square Capital	—	201
NorAm Drilling	70	24
River Box*	92	11
Other related parties	4	2
Allowance for expected credit losses	(11)	(24)
Total amount due from related parties	8,630	3,532

Loans to related parties - associated companies, long-term
River Box*	45,000	45,000
Total loans to related parties - associated companies, long-term	45,000	45,000

Amounts due to:
Frontline Shipping	1,041	2,813
Golden Ocean	110	57
Seatankers	30	—
Front Ocean	14	—
Other related parties	4	20
Total amount due to related parties	1,199	2,890

* River Box holds investments in direct financing leases, through its subsidiaries, related to the 19,200 TEU and 19,400 TEU containerships MSC Anna, MSC Viviana, MSC Erica and MSC Reef. The Company holds 49.9% ownership in River Box using the equity method. The remaining 50.1% of the shares of River Box are held by a subsidiary of Hemen Holding Ltd ("Hemen"), the Company’s largest shareholder and a related party.

Related party leasing and service contracts

The Company’s most significant transactions are with Golden Ocean Group Limited (“Golden Ocean”) to whom the Company leases eight vessels. During the six months ended June 30, 2024, the Company received operating lease income of $27.4 million (six months ended June 30, 2023: $27.2 million) and paid vessels management fees of $10.2 million (six months ended June 30, 2023: $10.1 million).

Other related party service contracts include payments to Front Ocean Management AS and Front Ocean Management Ltd., Seatankers Management Norway AS and Seatankers Management Co. Ltd., Frontline Management AS and Frontline (Management) Cyprus Limited for office facilities, administration service fees, newbuilding supervision fees and vessel management fees.

Related parties – associated companies

The Company granted a $45.0 million non-amortizing loan to River Box which is a fixed interest rate loan and is repayable in full on November 16, 2033 or earlier if River Box sells its assets. During the six months ended June 30, 2024, the Company received interest income of $2.3 million (six months ended June 30, 2023: $2.3 million).
Other related party transactions

During the six months ended June 30, 2024, the Company entered into agreements to acquire three LR2 product tankers under construction from entities related to the Company’s largest shareholder, Hemen, for an aggregate amount of $231.0 million. One of the vessels was delivered in June 2024 and commenced a long term charter to a third party. At June 30, 2024, the Company had paid approximately $92.4 million in relation to the vessel delivery and deposits on the remaining two vessels.
During the six months ended June 30, 2024, the Company received dividend income of $0.3 million from NorAm Drilling (six months ended June 30, 2023: $0.8 million).